Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (note 21)	$ 515.2	$ 557.2
Accounts receivable (note 5)	764.8	790.5
Inventories (note 6)	1,061.8	890.6
Income taxes receivable	1.6	5.4
Assets classified as held for sale (note 7)	30.1	28.9
Other current assets	82.0	73.9
Total current assets	2,455.5	2,346.5
Property, plant and equipment (note 8)	323.9	302.7
Goodwill (note 9)	23.2	23.2
Intangible assets (note 9)	21.6	25.5
Deferred income taxes (note 20)	39.2	36.4
Other non-current assets (note 10)	81.3	88.0
Total assets	2,944.7	2,822.3
Current liabilities:
Current portion of borrowings under credit facility and finance lease obligations (notes 4 & 12)	37.9	56.0
Accounts payable	931.1	876.9
Accrued and other current liabilities	233.5	261.7
Income taxes payable (note 20)	37.7	32.4
Current portion of provisions (note 11)	26.6	18.7
Total current liabilities	1,266.8	1,245.7
Long-term portion of borrowings under credit facility and finance lease obligations (notes 4 & 12)	166.5	188.7
Pension and non-pension post-employment benefit obligations (note 19)	97.8	86.0
Provisions and other non-current liabilities (note 11)	35.4	28.3
Deferred income taxes (note 20)	27.5	34.8
Total liabilities	1,594.0	1,583.5
Equity:
Capital stock (note 13)	2,048.3	2,048.2
Treasury stock (note 13)	(8.7)	(15.3)
Contributed surplus	863.0	862.6
Deficit	(1,545.2)	(1,632.0)
Accumulated other comprehensive loss (note 14)	(6.7)	(24.7)
Total equity	1,350.7	1,238.8
Total liabilities and equity	$ 2,944.7	$ 2,822.3